FAIR VALUE MEASUREMENTS - Contingent consideration (Details)	Dec. 31, 2020	Dec. 31, 2019
Recurring | Discount rate | Valuation Technique, Discounted Cash Flow
Fair Value Measurement Recurring Basis [Line Items]
Discount rate	14.80%	14.80%